Jensen Quality Growth Fund
Schedule of Investments
August 31, 2026 (Unaudited)

COMMON STOCKS - 99.2%	Shares	Value
Broadline Retail - 7.5%
Amazon.com, Inc. (a)	804,000	$ 208,855,080

Chemicals - 4.1%
Sherwin-Williams Co.	335,000	113,501,350

Commercial Services & Supplies - 7.1%
Cintas Corp.	303,000	61,142,370
Copart, Inc. (a)	939,000	30,977,610
Waste Management, Inc.	481,500	105,409,980
		197,529,960

Communications Equipment - 3.8%
Motorola Solutions, Inc.	217,000	105,310,100

Electronic Equipment, Instruments & Components - 1.8%
Amphenol Corp. - Class A	317,000	50,260,350

Financial Services - 4.9%
Mastercard, Inc. - Class A	230,400	135,777,024

Health Care Equipment & Supplies - 8.4%
Abbott Laboratories	620,000	68,423,200
IDEXX Laboratories, Inc. (a)	99,500	55,390,655
Stryker Corp.	337,000	109,120,600
		232,934,455

Health Care Technology - 3.5%
Veeva Systems, Inc. - Class A (a)	343,800	98,220,222

Hotels, Restaurants & Leisure - 1.0%
McDonald's Corp.	105,500	27,803,470

Household Products - 3.3%
Procter & Gamble Co.	627,500	91,062,800

Insurance - 4.6%
Marsh & McLennan Cos., Inc.	677,400	128,570,520

Interactive Media & Services - 7.0%
Alphabet, Inc. - Class A	576,000	195,465,600

Pharmaceuticals - 4.2%
Eli Lilly & Co.	102,300	118,333,479

Professional Services - 5.2%
Broadridge Financial Solutions, Inc.	271,300	49,479,694
Equifax, Inc.	204,000	38,588,640
Verisk Analytics, Inc.	288,400	55,886,152
		143,954,486

Semiconductors & Semiconductor Equipment - 13.9%
Broadcom, Inc.	347,000		128,507,980
KLA Corp.	423,000		74,215,350
NVIDIA Corp.	833,000		183,909,740
			386,633,070

Software - 10.7%
Cadence Design Systems, Inc. (a)	233,000		78,935,740
Microsoft Corp.	433,400		219,859,486
			298,795,226

Specialty Retail - 1.8%
The TJX Companies, Inc.	385,000		51,555,350

Technology Hardware, Storage & Peripherals - 6.4%
Apple, Inc.	567,700		179,875,745
TOTAL COMMON STOCKS (Cost $1,626,528,014)			2,764,438,287

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.9%	Shares		Value
First American Treasury Obligations Fund - Class X, 3.60% (b)	25,174,764		25,174,764
TOTAL MONEY MARKET FUNDS (Cost $25,174,764)			25,174,764

TOTAL INVESTMENTS - 100.1% (Cost $1,651,702,778)			2,789,613,051
Liabilities in Excess of Other Assets - (0.1)%		(0.00139)	(3,863,319)
TOTAL NET ASSETS - 100.0%			$ 2,785,749,732

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

Summary of Fair Value Disclosure as of August 31, 2026 (Unaudited)

Jensen Quality Growth Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 2,764,438,287	$ –	$ –	$ 2,764,438,287
Money Market Funds	25,174,764	–	–	25,174,764
Total Investments	$ 2,789,613,051	$ –	$ –	$ 2,789,613,051

Refer to the Schedule of Investments for further disaggregation of investment categories.